UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Canadian Imperial Holdings Inc.
Address: 425 Lexington Avenue, 3rd Floor
         New York, NY 10017

13F File Number: 028-11290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Thibeault
Title: Chief Compliance Officer
Phone: 212-667-8352

Signature, Place, and Date of Signing:

Jeffrey Thibeault
____________________      	  New York, NY              11/2/11
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name




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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $94,847 (x1000)





List of Other Included Managers:  NONE



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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER: CANADIAN IMPERIAL HOLDINGS INC.                        DATE DEC10
(COLUMN 1)              (COLUMN 2) (COLUMN 3)  (COLUMN 4)(COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ___________       ________ ________ ________      ________ ________ ________

ALCON INC                     COM  H01301102      1,144     7,000SH          7,000        0        0         7,000        0        0
EURAND N V                    SHS  N31010106        118    10,000SH         10,000        0        0        10,000        0        0
AT&T INC                      COM  00206R102        361    12,284SH         12,284        0        0        12,284        0        0
ALBERTO CULVER CO NEW         COM  013078100        385    10,400SH         10,400        0        0        10,400        0        0
ALCOA INC                     COM  013817101      2,664   173,100SH CALL   173,100        0        0       173,100        0        0
ALLEGHENY ENERGY INC          COM  017361106        633    26,111SH         26,111        0        0        26,111        0        0
ALTRIA GROUP INC              COM  02209S103        437    17,753SH         17,753        0        0        17,753        0        0
AMAZON COM INC                COM  023135106     14,472    80,400SH PUT     80,400        0        0        80,400        0        0
ATLAS ENERGY INC              COM  049298102        217     4,928SH          4,928        0        0         4,928        0        0
BAIDU INC                     SPON 056752108     19,499   202,000SH PUT    202,000        0        0       202,000        0        0
BALDOR ELEC CO                COM  057741100        315     5,000SH          5,000        0        0         5,000        0        0
BANK OF AMERICA CORPORATION   COM  060505104        668    50,075SH         50,075        0        0        50,075        0        0
BRISTOL MYERS SQUIBB CO       COM  110122108        861    32,500SH         32,500        0        0        32,500        0        0
BUCYRUS INTL INC NEW          COM  118759109      2,521    28,200SH         28,200        0        0        28,200        0        0
CNA SURETY CORP               COM  12612L108        225     9,500SH          9,500        0        0         9,500        0        0
CHEVRON CORP NEW              COM  166764100        429     4,699SH          4,699        0        0         4,699        0        0
CITIGROUP INC                 COM  172967101        148    31,286SH         31,286        0        0        31,286        0        0
COMCAST CORP NEW              CL A 20030N200      1,029    49,442SH         49,442        0        0        49,442        0        0
CONSOLIDATED EDISON INC       COM  209115104        651    13,139SH         13,139        0        0        13,139        0        0
DEERE & CO                    COM  244199105      5,722    68,900SH PUT     68,900        0        0        68,900        0        0
DELL INC                      COM  24702R101        477    35,219SH         35,219        0        0        35,219        0        0
DOW CHEM CO                   COM  260543103        298     8,740SH          8,740        0        0         8,740        0        0
DUKE ENERGY CORP NEW          COM  26441C105        402    22,583SH         22,583        0        0        22,583        0        0
EXXON MOBIL CORP              COM  30231G102      1,704    23,300SH CALL    23,300        0        0        23,300        0        0
FREEPORT-MCMORAN COPPER & GO  COM  35671D857      9,607    80,000SH PUT     80,000        0        0        80,000        0        0
GENZYME CORP                  COM  372917104      2,058    28,900SH         28,900        0        0        28,900        0        0
GOOGLE INC                    CL A 38259P508      4,217     7,100SH PUT      7,100        0        0         7,100        0        0
HERSHEY CO                    COM  427866108        358     7,587SH          7,587        0        0         7,587        0        0
ISILON SYS INC                COM  46432L104      1,016    30,000SH PUT     30,000        0        0        30,000        0        0
J CREW GROUP INC              COM  46612H402        216     5,000SH PUT      5,000        0        0         5,000        0        0
JPMORGAN CHASE & CO           COM  46625H100        267     6,300SH          6,300        0        0         6,300        0        0
JOHNSON & JOHNSON             COM  478160104      1,355    21,911SH         21,911        0        0        21,911        0        0
LADISH INC                    COM  505754200        357     7,353SH          7,353        0        0         7,353        0        0
MCAFEE INC                    COM  579064106      1,450    31,300SH         31,300        0        0        31,300        0        0
MCAFEE INC                    COM  579064106        764    16,500SH PUT     16,500        0        0        16,500        0        0
MERCK & CO INC NEW            COM  58933Y105        311     8,633SH          8,633        0        0         8,633        0        0
MOTOROLA INC                  COM  620076109         98    10,762SH         10,762        0        0        10,762        0        0
PENNEY J C INC                COM  708160106      3,231   100,000SH CALL   100,000        0        0       100,000        0        0
PEPSICO INC                   COM  713448108        401     6,134SH          6,134        0        0         6,134        0        0
PFIZER INC                    COM  717081103        455    25,994SH         25,994        0        0        25,994        0        0
PROCTER & GAMBLE CO           COM  742718109        315     4,889SH          4,889        0        0         4,889        0        0
SARA LEE CORP                 COM  803111103        376    21,460SH         21,460        0        0        21,460        0        0
SCHLUMBERGER LTD              COM  806857108      3,741    44,800SH PUT     44,800        0        0        44,800        0        0
SOUTHERN CO                   COM  842587107        214     5,601SH          5,601        0        0         5,601        0        0
SUNPOWER CORP                 COM  867652307        216    17,388SH         17,388        0        0        17,388        0        0
UNITED STATES NATL GAS FUND   UNIT 912318102      1,163   194,100SH CALL   194,100        0        0       194,100        0        0
UNITED STATES STL CORP NEW    COM  912909108      5,340    91,400SH CALL    91,400        0        0        91,400        0        0
VERIZON COMMUNICATIONS INC    COM  92343V104        351     9,805SH          9,805        0        0         9,805        0        0
VISA INC                      COM  92826C839        209     2,964SH          2,964        0        0         2,964        0        0
WAL MART STORES INC           COM  931142103        721    13,369SH         13,369        0        0        13,369        0        0
WELLS FARGO & CO NEW          COM  949746101        330    10,634SH         10,634        0        0        10,634        0        0
        PAGE TOTAL              51               94,517
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER: CANADIAN IMPERIAL HOLDINGS INC.                        DATE DEC10
(COLUMN 1)              (COLUMN 2) (COLUMN 3)  (COLUMN 4)(COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ___________       ________ ________ ________      ________ ________ ________

WIMM BILL DANN FOODS OJSC     SPON 97263M109        330    10,000SH PUT     10,000        0        0        10,000        0        0
        PAGE TOTAL               1                  330
       GRAND TOTAL              52               94,847


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